Intangible assets (Tables)	9 Months Ended
Sep. 30, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets
Intangible assets are amortized on a straight-line basis over the expected useful life, as set forth in the table below:

Estimated Useful Life
Customer relationships	23 years
Order backlog	3 years
Trade names	3 years
Patient database	7 years
Technology assets	5 years
Intangible assets, net consisted of the following:

	Nine Months Ended	Year Ended
	September 30, 2023	December 31, 2022
Cost	(in thousands)
Customer relationships	$4,076,010	$4,076,435
Order backlog	536,716	536,934
Trade names & brands	204,608	204,621
Patient database	170,262	170,238
Technology assets	120,875	120,984
Total cost	5,108,471	5,109,212
Accumulated amortization	(1,173,798)	(830,553)
Net book value	$3,934,673	$4,278,659